OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Gross assets and liabilities [member]
Financial assets
Financial assets at fair value through other comprehensive income	[1]	£ 24,617	£ 24,368
Financial liabilities
Financial liabilities at fair value through profit or loss:	[1]		20,503
Gross assets and liabilities [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[1]	23,593	26,263
Gross assets and liabilities [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[1]	398,708	392,542
Gross assets and liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[1]	12,167
Gross assets and liabilities [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments	[1]	61,328	51,309
Gross assets and liabilities [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[1]	2,284	24,019
Gross assets and liabilities [member] | Derivative assets [member]
Financial assets
Derivative financial instruments	[1]	61,860	52,981
Gross assets and liabilities [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[1]	4,852	3,692
Gross assets and liabilities [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[1]	478,935	466,055
Gross assets and liabilities [member] | Debt securities [member]
Financial assets
Debt securities	[1]	5,325	5,095
Gross assets and liabilities [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[1]	2,284	6,129
Gross assets and liabilities [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[1]	4,444	3,231
Gross assets and liabilities [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[1]	422,846	428,165
Gross assets and liabilities [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[1]		17,890
Gross assets and liabilities [member] | Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[1]	408	461
Gross assets and liabilities [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[1]	56,089	37,890
Gross assets and liabilities [member] | Excluding Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[1]		7,473
Gross assets and liabilities [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[1]	5,488	5,093
Gross assets and liabilities [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[1]	389,178	390,724
Gross assets and liabilities [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[1]	7,702
Gross assets and liabilities [member] | Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[1]		13,030
Gross assets and liabilities [member] | Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[1]	18,105	21,170
Gross assets and liabilities [member] | Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[1]	9,530	1,818
Gross assets and liabilities [member] | Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[1]	4,465
Offset [member]
Financial assets
Financial assets at fair value through other comprehensive income	[2]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]		(2,773)
Offset [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[2]
Offset [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[2]	(1,869)	(1,291)
Offset [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]	(4,465)
Offset [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments	[2]	(51,497)	(40,398)
Offset [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[2]		(763)
Offset [member] | Derivative assets [member]
Financial assets
Derivative financial instruments	[2]	(53,366)	(41,688)
Offset [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[2]
Offset [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[2]	(4,465)	(2,011)
Offset [member] | Debt securities [member]
Financial assets
Debt securities	[2]
Offset [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[2]
Offset [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[2]
Offset [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[2]
Offset [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[2]		(763)
Offset [member] | Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[2]
Offset [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[2]	(4,465)	(2,011)
Offset [member] | Excluding Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]
Offset [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[2]
Offset [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[2]	(1,869)	(1,291)
Offset [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]
Offset [member] | Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]		(2,773)
Offset [member] | Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[2]
Offset [member] | Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[2]
Offset [member] | Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[2]	(4,465)
Net amounts presented in the balance sheet [member]
Financial assets
Financial assets at fair value through other comprehensive income		24,617	24,368
Financial liabilities
Financial liabilities at fair value through profit or loss:			17,730
Net amounts presented in the balance sheet [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		23,593	26,263
Net amounts presented in the balance sheet [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		396,839	391,251
Net amounts presented in the balance sheet [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:		7,702
Net amounts presented in the balance sheet [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments		9,831	10,911
Net amounts presented in the balance sheet [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		2,284	23,256
Net amounts presented in the balance sheet [member] | Derivative assets [member]
Financial assets
Derivative financial instruments		8,494	11,293
Net amounts presented in the balance sheet [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		4,852	3,692
Net amounts presented in the balance sheet [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		474,470	464,044
Net amounts presented in the balance sheet [member] | Debt securities [member]
Financial assets
Debt securities		5,325	5,095
Net amounts presented in the balance sheet [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		2,284	6,129
Net amounts presented in the balance sheet [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		4,444	3,231
Net amounts presented in the balance sheet [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		422,846	428,165
Net amounts presented in the balance sheet [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss			17,127
Net amounts presented in the balance sheet [member] | Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		408	461
Net amounts presented in the balance sheet [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		51,624	35,879
Net amounts presented in the balance sheet [member] | Excluding Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:			7,473
Net amounts presented in the balance sheet [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		5,488	5,093
Net amounts presented in the balance sheet [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		387,309	389,433
Net amounts presented in the balance sheet [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:		7,702
Net amounts presented in the balance sheet [member] | Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:			10,257
Net amounts presented in the balance sheet [member] | Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		18,105	21,170
Net amounts presented in the balance sheet [member] | Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		9,530	1,818
Cash collateral received/pledged [member]
Financial assets
Financial assets at fair value through other comprehensive income	[3]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Cash collateral received/pledged [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[3]	(1,684)	(1,400)
Cash collateral received/pledged [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[3]	(501)	(293)
Cash collateral received/pledged [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Cash collateral received/pledged [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments	[3]	(2,168)	(2,359)
Cash collateral received/pledged [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[3]
Cash collateral received/pledged [member] | Derivative assets [member]
Financial assets
Derivative financial instruments	[3]	(2,186)	(1,693)
Cash collateral received/pledged [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[3]	(1,288)	(1,496)
Cash collateral received/pledged [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[3]	(879)	(863)
Cash collateral received/pledged [member] | Debt securities [member]
Financial assets
Debt securities	[3]
Cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[3]
Cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[3]	(1,288)	(1,496)
Cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[3]	(879)	(863)
Cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[3]
Cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[3]
Cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[3]
Cash collateral received/pledged [member] | Excluding Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[3]	(1,684)	(1,400)
Cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[3]	(501)	(293)
Cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Cash collateral received/pledged [member] | Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Cash collateral received/pledged [member] | Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[3]
Cash collateral received/pledged [member] | Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[3]
Cash collateral received/pledged [member] | Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Non-cash collateral received/pledged [member]
Financial assets
Financial assets at fair value through other comprehensive income	[3]	(5,948)	(4,666)
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]		(10,257)
Non-cash collateral received/pledged [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[3]	(18,105)	(21,170)
Non-cash collateral received/pledged [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[3]	(12,322)	(5,059)
Non-cash collateral received/pledged [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Non-cash collateral received/pledged [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments	[3]	(5,020)	(5,770)
Non-cash collateral received/pledged [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[3]	(21)	(17,401)
Non-cash collateral received/pledged [member] | Derivative assets [member]
Financial assets
Derivative financial instruments	[3]	(4,177)	(4,837)
Non-cash collateral received/pledged [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[3]	(3,200)	(461)
Non-cash collateral received/pledged [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[3]	(51,624)	(39,120)
Non-cash collateral received/pledged [member] | Debt securities [member]
Financial assets
Debt securities	[3]	(211)
Non-cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[3]	(21)	(274)
Non-cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[3]	(2,792)
Non-cash collateral received/pledged [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[3]		(3,241)
Non-cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss	[3]		(17,127)
Non-cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks	[3]	(408)	(461)
Non-cash collateral received/pledged [member] | Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers	[3]	(51,624)	(35,879)
Non-cash collateral received/pledged [member] | Excluding Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Non-cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[3]
Non-cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[3]	(2,792)	(3,241)
Non-cash collateral received/pledged [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Non-cash collateral received/pledged [member] | Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]		(10,257)
Non-cash collateral received/pledged [member] | Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:	[3]	(18,105)	(21,170)
Non-cash collateral received/pledged [member] | Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:	[3]	(9,530)	(1,818)
Non-cash collateral received/pledged [member] | Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:	[3]
Potential net amounts if offset of related amounts permitted [member]
Financial assets
Financial assets at fair value through other comprehensive income		18,669	19,702
Financial liabilities
Financial liabilities at fair value through profit or loss:			7,473
Potential net amounts if offset of related amounts permitted [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		3,804	3,693
Potential net amounts if offset of related amounts permitted [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		384,016	385,899
Potential net amounts if offset of related amounts permitted [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:		7,702
Potential net amounts if offset of related amounts permitted [member] | Derivative liabilities [member]
Financial liabilities
Derivative financial instruments		2,643	2,782
Potential net amounts if offset of related amounts permitted [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		2,263	5,855
Potential net amounts if offset of related amounts permitted [member] | Derivative assets [member]
Financial assets
Derivative financial instruments		2,131	4,763
Potential net amounts if offset of related amounts permitted [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		364	1,735
Potential net amounts if offset of related amounts permitted [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		421,967	424,061
Potential net amounts if offset of related amounts permitted [member] | Debt securities [member]
Financial assets
Debt securities		5,114	5,095
Potential net amounts if offset of related amounts permitted [member] | Excluding Reverse Repurchase Agreement [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Financial assets at fair value through profit or loss		2,263	5,855
Potential net amounts if offset of related amounts permitted [member] | Excluding Reverse Repurchase Agreement [member] | Loans and Advances to Banks [member]
Financial assets
Loans and advances to banks		364	1,735
Potential net amounts if offset of related amounts permitted [member] | Excluding Reverse Repurchase Agreement [member] | Loans and advances to customers [member]
Financial assets
Loans and advances to customers		421,967	424,061
Potential net amounts if offset of related amounts permitted [member] | Excluding Repurchase Agreement [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:			7,473
Potential net amounts if offset of related amounts permitted [member] | Excluding Repurchase Agreement [member] | Deposits From Banks [member]
Financial liabilities
Deposits from banks:		3,804	3,693
Potential net amounts if offset of related amounts permitted [member] | Excluding Repurchase Agreement [member] | Deposits from Customers [member]
Financial liabilities
Customer deposits:		384,016	£ 385,899
Potential net amounts if offset of related amounts permitted [member] | Excluding Repurchase Agreement [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Financial liabilities at fair value through profit or loss:		£ 7,702

[1]	After impairment allowance.
[2]	The amounts set off in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
[3]	The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.